Vanguard SP Mid-Cap 400 Value Index Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Institutional Prospectus [Member] | Vanguard SP Mid-Cap 400 Value Index Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	11.65%	15.35%	(7.00%)	30.59%	3.70%	26.00%	(11.91%)